EQUITY (Details Narrative) - EUR (€) € in Thousands	Jun. 30, 2024	Jan. 04, 2024	Jun. 30, 2023	Mar. 29, 2023	Jan. 24, 2023	Dec. 31, 2021
Equity
Share capital						€ 45,121,956
Divided shares						45,121,956
New shares issued		193,275		76,280	99,664
Other reserves	€ 1,196		€ 1,575